Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Outstanding borrowings
Total outstanding debt		$ 75,000
Less: Payable within one year	0	75,000
Long-term portion of outstanding debt		0
Private Placement Debt [Member]
Outstanding borrowings
7.98% Private placement debt, due at maturity in November 2010		25,000
Line of Credit [Member]
Outstanding borrowings
Revolving credit facility		$ 50,000